Other Income and Expenses (Details 1) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Expense [Abstract]
Loss from decrease in holding interest, revaluation and realization of associate, net		₪ 4		₪ 466	[1]
Capital loss on assets disposal (including transaction expenses)		42	1	109
Impairment of goodwill			23	39
Impairment of other assets		35	6	2
Other		85	193	139
Other expenses	[2]	₪ 166	₪ 223	₪ 755

[1]	For the year ended December 31, 2015, includes a net loss in total amount of NIS 466 million due to further purchase of ATR's shares and its initial consolidation.
[2]	In 2017 includes an amount of NIS 44 million deriving from an amortization of goodwill in respect of assets disposal and a decrease in tax in Norway. In 2016 includes amount of NIS 163 million (2015-NIS 109 million) due to provision for legal proceedings recognized by ATR, for further details refer to Note 25d2.